Trade and other receivables - Currency profile (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade and other receivables
Total	$ 355,149	$ 271,082
Credit term for trade receivables	30 days	30 days
United States Dollar
Trade and other receivables
Total	$ 99,855	$ 65,754
Singapore Dollar
Trade and other receivables
Total	158,948	159,175
Hong Kong Dollar
Trade and other receivables
Total	63,949	1,296
Others
Trade and other receivables
Total	$ 32,397	$ 44,857